ACCOUNTS AND NOTES RECEIVABLE (Narrative) (Details)	12 Months Ended
Dec. 31, 2015
ACCOUNTS AND NOTES RECEIVABLE [Abstract]
Non-interest bearing bank drafts, due period	6 months